Long-term Debt - Additional Information (Details) - USD ($) $ in Millions						3 Months Ended		12 Months Ended
	Dec. 16, 2021	Dec. 02, 2021	Jan. 20, 2021	Sep. 04, 2020	Aug. 13, 2018	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt, gross						$ 1,041		$ 1,042	$ 643
Leverage ratio								2.25%	2.25%
Interest rate (as percent)		4.00%
loss on early extinguishment of debt								$ (49)
Total unamortized debt discount and debt issuance costs						18		19	$ 19	$ 10	$ 12
Amortization of debt discount and debt issuance costs						1	$ 1	5	3	2
Write off of unamortized debt discount and debt issuance costs								13
Repayment of senior secured term loans						1	2	551	4	$ 3
Proceeds from senior secured prior tranche B-2 term loans							$ 50
Percentage of annual excess cash flow		50.00%
Percentage of net cash proceeds from certain asset sales and casualty events		100.00%
Percentage of net cash proceeds from the incurrence of certain indebtedness		100.00%
Percentage of net cash proceeds from the consummation of any initial public offering		50.00%
Outstanding borrowings						$ 1,023		$ 1,023	624
Unconditional guarantee, Percentage of consolidated assets						70.00%		70.00%
Unconditional guarantee, Percentage of EBITDA						70.00%
Unconditional guarantee, Amount of EBITDA						$ 100		$ 100
Debt default								$ 19	$ 19
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Discount rate				1.00%
Leverage ratio								6.50%
Interest rate (as percent)								1.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum
Debt Instrument [Line Items]
Discount rate				6.25%
London Interbank Offered Rate (LIBOR) [Member] | Maximum
Debt Instrument [Line Items]
Discount rate				7.00%
LIBOR Floor rate
Debt Instrument [Line Items]
Interest rate (as percent)		1.00%
Base rate | Minimum
Debt Instrument [Line Items]
Discount rate				5.25%
Base rate | Maximum
Debt Instrument [Line Items]
Discount rate				6.00%
Foreign Line of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, sub limit		$ 30
Letter of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, sub limit		10
Swingline borrowings
Debt Instrument [Line Items]
Outstanding borrowings		$ 10
Senior secured credit agreement
Debt Instrument [Line Items]
Leverage ratio						3.25%
Interest rate (as percent)					1.50%
Percentage of annual excess cash flow						50.00%
Percentage of net cash proceeds from certain asset sales and casualty events						100.00%
Percentage of net cash proceeds from the incurrence of certain indebtedness						100.00%
Percentage of net cash proceeds from the consummation of any initial public offering						50.00%
Unconditional guarantee, Percentage of EBITDA								70.00%
Minimum aggregate amount of Liquidity						$ 200		$ 200
Debt default						$ 0		$ 0
Senior secured credit agreement | Minimum
Debt Instrument [Line Items]
Percentage of outstanding loans and letter of credit exceeds the aggregate principal amount								1.00%
Senior secured credit agreement | Maximum
Debt Instrument [Line Items]
Percentage of outstanding loans and letter of credit exceeds the aggregate principal amount								3.25%
Senior secured credit agreement | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Effective interest rate						7.00%
Senior secured credit agreement | Base rate
Debt Instrument [Line Items]
Interest rate (as percent)					2.50%
Senior secured credit agreement | Letter of Credit [Member]
Debt Instrument [Line Items]
Percentage of outstanding loans and letter of credit exceeds the aggregate principal amount						35.00%
Senior secured initial term loans
Debt Instrument [Line Items]
Leverage ratio								2.50%	2.50%
Repayment of senior secured term loans						$ 1
Effective interest rate								7.00%
Senior secured initial term loans | Senior secured credit agreement
Debt Instrument [Line Items]
Long-term Debt, gross						$ 241		$ 242	$ 244
Senior secured initial term loans | Senior secured credit agreement | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread rate						2.50%		2.50%
Senior secured initial term loans (Maturity - August 2025)
Debt Instrument [Line Items]
Long-term Debt, gross					$ 250
Discount rate					0.25%
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term Debt, gross					$ 50
Effective interest rate		0.375%				0.375%
Percentage of outstanding loans and letter of credit exceeds the aggregate principal amount								35.00%
Revolving Credit Facility | Foreign Line of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, sub limit						$ 30
Revolving Credit Facility | Letter of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, sub limit						10
Outstanding borrowings						0		$ 0	0
Revolving Credit Facility | Swingline borrowings
Debt Instrument [Line Items]
Debt instrument, sub limit						$ 10
Revolving Credit Facility | Senior secured credit agreement
Debt Instrument [Line Items]
Interest rate (as percent)					2.25%
Total unamortized debt discount and debt issuance costs								$ 19	$ 19
Revolving Credit Facility | Senior secured credit agreement | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread rate						2.25%		2.25%
Revolving Credit Facility | Senior secured credit agreement | Base rate
Debt Instrument [Line Items]
Interest rate (as percent)					1.25%
Senior secured prior tranche B-1 term loans
Debt Instrument [Line Items]
Long-term Debt, gross				$ 400
Discount rate				3.00%					0.25%
Senior secured prior tranche B-1 term loans | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Discount rate				6.50%
Senior secured prior tranche B-1 term loans | Base rate
Debt Instrument [Line Items]
Discount rate				5.50%
Senior secured prior tranche B-1 term loans | Senior secured credit agreement
Debt Instrument [Line Items]
Long-term Debt, gross									$ 399
Senior secured prior tranche B-2 term loans
Debt Instrument [Line Items]
Long-term Debt, gross								$ 50
Interest rate (as percent)			3.00%
Aggregate periodic payment			$ 150
Committed fees (as percent)			0.75%
Committed fees			$ 50
Proceeds from senior secured prior tranche B-2 term loans								$ 150
Senior secured prior tranche B-2 term loans | LIBOR Floor rate
Debt Instrument [Line Items]
Interest rate (as percent)			1.00%
Upfront fees			$ 6
Senior secured prior tranche B-2 term loans | Senior secured credit agreement
Debt Instrument [Line Items]
Long-term Debt, gross			200
Periodic payment in each quarter			$ 50
Senior secured prior tranche B-3 term loans
Debt Instrument [Line Items]
Long-term Debt, gross		$ 800
Committed fees		200
Upfront fees		$ 15
Fee payable (as percent)		3.00%
loss on early extinguishment of debt	$ 49
Senior secured prior tranche B-3 term loans | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread rate		5.50%
Interest rate (as percent)		6.50%
Senior secured prior tranche B-3 term loans | LIBOR Floor rate
Debt Instrument [Line Items]
Interest rate (as percent)		1.00%
Senior secured prior tranche B-3 term loans | Base rate | Minimum
Debt Instrument [Line Items]
Interest rate (as percent)		4.00%
Senior secured prior tranche B-3 term loans | Base rate | Maximum
Debt Instrument [Line Items]
Interest rate (as percent)		5.50%
Senior secured prior tranche B-3 term loans | Senior secured credit agreement
Debt Instrument [Line Items]
Committed fees		$ 1,000
Senior secured prior tranche B-3 term loans | Senior secured credit agreement | Minimum
Debt Instrument [Line Items]
Interest rate (as percent)		5.00%
Senior secured prior tranche B-3 term loans | Senior secured credit agreement | Maximum
Debt Instrument [Line Items]
Interest rate (as percent)		6.50%